Credit Impairment Losses and Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of credit impairment loss and provisions [abstract]
Summary of Impairment Losses and Provisions

			Group
	2020	2019	2018
	£m	£m	£m
Credit impairment losses:
Loans and advances to customers	672	239	189
Recoveries of loans and advances, net of collection costs	(24)	(40)	(42)
Off-balance sheet exposures (See Note 29)	(3)	22	6
	645	221	153
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	267	435	257
Provisions for residual value and voluntary termination	6	6	—
	273	441	257
	918	662	410